Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
Note 19. Subsequent Events
Entry into PIPE Transaction
On February 2, 2025, the Company entered into a securities purchase agreement (the “PIPE SPA”) with Fortissimo Capital Fund VI, L.P. (together with its affiliates, collectively, “Fortissimo”), an Israeli private equity fund, pursuant to which Fortissimo will invest $120 million in Stratasys and acquire 11,650,485 newly-issued ordinary shares (such transaction, the “PIPE”). Upon (and subject to) completion of the PIPE, Fortissimo will hold approximately 15.5% of the Company's issued and outstanding ordinary shares. The PIPE is expected to close during the second quarter of 2025, subject to review by the U.S. Committee on Foreign Investment in the United States and other customary closing conditions. In connection with its entry into the PIPE SPA, the Company’s board of directors agreed to exempt any acquisition of ordinary shares by Fortissimo pursuant to the PIPE and thereafter from the applicability of the New Rights Plan. Instead, Fortissimo will be subject to certain standstill and voting restrictions under a shareholder agreement to be entered into upon (and subject to) the closing of the PIPE.